Concentrations (Details Narrative) 10K - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplier Expenditures Total [Member]
Concentration Risk [Line Items]
Total expense	$ 287,000	$ 582,000	$ 679,481
Concentration risk (as a percent)	15.00%	15.00%	10.10%
Accounts Payable [Member] | Development Firm [Member]
Concentration Risk [Line Items]
Total expense			$ 679,481
Concentration risk (as a percent)		10.00%	13.20%
Revenue [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)	10.00%	10.00%	10.00%	10.00%
Outstanding Accounts [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)		12.00%
Outstanding Accounts [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)		25.00%	10.00%	10.00%